Schedule II - Valuation and Qualifying Accounts (Detail) (LIFO Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LIFO Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Year	$ 607,240	$ 763,176	$ 620,414
Additions charged to costs and expenses	17,445		142,762
Deductions		(155,936)
Balance at end of year	$ 624,685	$ 607,240	$ 763,176